Description of Business, Basis of Presentation and Accounting Policies - Depreciation of Property and Equipment (Details)	6 Months Ended
Mar. 31, 2020
Furniture and Fixtures
Property and equipment, estimated useful lives	7 years
Computer Equipment and Software
Property and equipment, estimated useful lives	3 years
Website
Property and equipment, estimated useful lives	3 years
Leasehold Improvements
Property and equipment, estimated useful lives	Lease term of useful life, whichever is shorter